Short-term loan	6 Months Ended
Jun. 30, 2025
Short-term loan
Short-term loan

7Short-term loan

As of
	December 31, 2024	June 30, 2025
	RMB	RMB	US$
	(Audited)	(Unaudited)	(Unaudited)
Short-term bank borrowings	3,000	—	—

In March 2024, the Company borrowed a RMB denominated loan of RMB3,000 (US$411) with a fixed interest rate of 4.9% for a one-year term from Shenzhen Zhongxiaodan Micro Credit Co., Ltd. which was fully repaid on 28 March 2025.